Share capital (Tables)	3 Months Ended
Mar. 31, 2021
Share capital
Schedule of changes in options

	March 31, 2021		December 31, 2020
		Weighted		Weighted
		average		average
	Number of options	exercise price	Number of options	exercise price
Options outstanding, beginning	13,008,364	$2.14	12,908,315	$2.03
Options granted	405,000	7.43	1,790,000	3.47
Options exercised	(1,090,620)	0.72	(632,822)	1.83
Options forfeited/expired/cancelled	(50,320)	4.67	(1,057,129)	3.20
Options outstanding, ending	12,272,424	$2.46	13,008,364	$2.14

Schedule of details of options outstanding

	Weighted average	Number of options	Number of options
Exercise price	contractual life	outstanding	exercisable
$0.30 CAD	1.21	1,327,273	1,327,273
$0.80 CAD	1.70	334,091	334,091
$2.00 CAD	3.12	90,104	85,938
$1.80	5.55	120,000	120,000
$1.91	5.69	4,930,000	3,134,042
$2.45	5.35	1,250,000	1,250,000
$2.53	5.36	131,818	131,818
$2.62	1.24	700,000	393,750
$3.40	4.97	1,035,000	1,035,000
$3.41	6.31	1,339,875	575,719
$3.77	7.19	263,971	133,973
$5.00	2.67	193,629	193,629
$6.18	4.36	25,000	16,670
$7.23	6.79	250,000	72,916
$7.75	6.89	155,000	41,980
$9.60	3.77	126,663	104,547
		12,272,424	8,951,346

Schedule of changes in warrants

	March 31, 2021		December 31, 2020
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	15,070,883	$4.01	20,603,396	$3.57
Warrants exercised	(2,196,231)	2.72	(5,387,200)	2.49
Warrants expired	(356,250)	10.31	(145,313)	1.49
Warrants outstanding, ending	12,518,402	$4.73	15,070,883	$4.01

Schedule of details in warrants outstanding

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	0.84 years	6,920,146
$2.00 USD - $24.00 USD	2.88 years	1,096,988
Transferable Warrants
$4.25 USD	2.36 years	4,501,268
Warrants outstanding, ending	1.57 years	12,518,402

Schedule of changes in deferred share units

	March 31, 2021		December 31, 2020
		Weighted		Weighted
		average		average
	Number of DSU	exercise price	Number of DSU	exercise price
DSUs outstanding, beginning	44,623	$3.41	—	$—
DSUs granted	—	—	44,623	3.41
DSUs exercised	—	—	—	—
DSUs outstanding, ending	44,623	$3.41	44,623	$3.41

Schedule of details of deferred share units outstanding

			Number of DSUs
Deemed value	Weighted average contractual life	Number of DSUs outstanding	exercisable
$3.41	9.31	44,623	44,623

Schedule of changes in restricted share units

	March 31, 2021		December 31, 2020
		Weighted		Weighted
		average		average
	Number of RSU	exercise price	Number of RSU	exercise price
RSUs outstanding, beginning	507,849	$3.44	—	$—
RSUs granted	—	—	507,849	3.44
RSUs exercised	—	—	—	—
RSUs outstanding, ending	507,849	$3.44	507,849	$3.44

Schedule of details of restricted share units outstanding

Deemed value	Weighted average contractual life	Number of RSUs outstanding	Number of RSUs exercisable
$3.44	9.31	507,849	—